Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2016		2017		2017
	(In millions)
Bills payable	Rs.	73,785.0	Rs.	166,670.9	US$	2,570.1
Remittances in transit		25,641.8		73,262.4		1,129.7
Accrued expenses		27,224.7		33,715.2		519.9
Accounts payable		36,181.4		47,871.4		738.2
Derivatives (refer to note 24)		78,582.4		145,060.5		2,236.9
Others		43,532.3		43,502.2		670.8

Total	Rs.	284,947.6	Rs.	510,082.6	US$	7,865.6